A&Q MASTERS FUND
c/o UBS Hedge Fund Solutions LLC
600 Washington Boulevard
Stamford, Connecticut 06901

August 6, 2019

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Ms. Anu Dubey

Re:	A&Q Masters Fund

File Nos. 333-232006; 811-22859

Ladies and Gentlemen:

On behalf of A&Q Masters Fund (the “Fund”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Fund hereby certifies that the definitive forms of the Fund’s Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2, the text of which was filed electronically with the Securities and Exchange Commission on July 30, 2019.

Very truly yours,

A&Q MASTERS FUND

By: /s/ Dylan Germishuys

Name: Dylan Germishuys

Title: Authorized Person